Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		$ 6,409	$ 7,928
Less: accumulated depreciation and amortization		(916)	(3,611)
Total property and equipment, net	$ 4,625	5,493	4,317
Internal-use software [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		420	6,993
Manufacturing equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		73	131
Furniture and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		724	96
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		5,174
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment		$ 18	$ 708